Effects of Fuel Options Which Were Not Designated as Hedging Instruments (Detail) (Not Designated as Hedging Instrument, Fuel Options, USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Not Designated as Hedging Instrument | Fuel Options
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other income (expense)	$ 430	$ 1,143	$ 1,011	$ 2,858	$ 3,218	$ 2,422